Subsequent Events (Details) - USD ($)	1 Months Ended	3 Months Ended
	May 31, 2026	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025	Jun. 30, 2025	Dec. 31, 2024	Dec. 28, 2022
Subsequent Events [Line Items]
common stock, par value		$ 0.0001		$ 0.0001		$ 0.0001
Shares Issued, Price Per Share					$ 1
Principal and accrued interest							$ 250,000
Cash consideration		$ 1,000,000
Amount of principal		80,000		$ 80,000		$ 80,000
Accrued interest		$ 136,883		$ 133,883		$ 121,883
Trinity Group Construction, Inc. [Member]
Subsequent Events [Line Items]
common stock, par value		$ 0.0001
Shares Issued, Price Per Share		$ 2
KiNRG [Member]
Subsequent Events [Line Items]
Percentage of acquire				100.00%
KiNRG [Member] | Trinity Group Construction, Inc. [Member]
Subsequent Events [Line Items]
Percentage of acquire		100.00%
Non-Binding Letter of Intent [Member] | KiNRG [Member]
Subsequent Events [Line Items]
Percentage of acquire				100.00%
Non-Binding Letter of Intent [Member] | KiNRG [Member] | Trinity Group Construction, Inc. [Member]
Subsequent Events [Line Items]
Percentage of acquire		100.00%
Stock Purchase Agreement [Member] | Trinity Group Construction, Inc. [Member]
Subsequent Events [Line Items]
Purchase Price		$ 12,400,000
Principal and accrued interest		3,000,000
Cash consideration		$ 1,000,000
Number of shares issued		4,200,000
Subsequent Event [Member]
Subsequent Events [Line Items]
Amount of principal		$ 80,000
Accrued interest		$ 121,883
Subsequent Event [Member] | Trinity Group Construction, Inc. [Member]
Subsequent Events [Line Items]
Private placement gross	$ 1,420,000
Shares Issued, Price Per Share	$ 2
Number of shares issued	710,000